SCHEDULE II - Condensed Financial Information Of Registrant Condensed Financial Information Of Registrant - Additional Information (Detail) - USD ($) $ in Billions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Significant Accounting Policies [Line Items]
Securities held in consolidated non-insurance subsidiary	$ 4.4	$ 4.2
Parent Company
Significant Accounting Policies [Line Items]
Securities held in consolidated non-insurance subsidiary	$ 4.4	$ 4.2	$ 6.2